Property and Equipment - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Construction work in progress	$ 6.4	$ 3.4